Share-Based Compensation (Details) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant date weighted average fair value	$ 5.61	$ 9.57	$ 5.61	$ 7.94
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life (in years)	6 years 1 month 6 days	7 years 7 months 6 days	6 years 1 month 6 days	7 years 3 months 18 days
Expected volatility	73.30%	76.10%	73.30%	76.40%
Risk-free interest rate	2.76%	1.83%	2.76%	1.87%